INTANGIBLE ASSETS	21 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8. INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	September 30, 2024	December 31, 2023
Patents and licenses	$2,528,470	$2,267,251
Other	5,017	5,017
	2,533,487	2,272,268
Less: accumulated amortization	(1,243,648)	(1,103,645)
Intangible assets, net	$1,289,839	$1,168,623

Patents and licenses costs are accounted for as intangible assets and amortized over the life of the patent or license agreement and charged to research and development.

Amortization expense related to purchased intangible assets was $49,732 and $40,797 for the three months ended September 30, 2024, and 2023, respectively. Amortization expense related to purchased intangible assets was $140,003 and $119,602 for the nine months ended September 30, 2024, and 2023, respectively.

Patents and trademarks are reviewed at least annually for impairment. No impairment was recorded through September 30, 2024, and December 31, 2023, respectively.

Future amortization of intangible assets is as follows:

2024	$52,214
2025	208,857
2026	208,857
2027	208,857
2028 and beyond	611,054
Total	$1,289,839